May 17, 2011

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Eagle Growth & Income Fund (the “Trust”)
(1933 Act File No.: 033-57986) (1940 Act File No.: 811-07470)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Trust’s prospectus, dated March 1, 2011, supplemented as of April 26, 2011, as filed under Rule 497 (e) on April 26, 2011 (SEC Accession No. 0000898432-11-000572 (‘33 Act)).

Should you have any questions or comments regarding this filing, please contact the undersigned at 727-567-3526.

Very truly yours,

/s/ Susan L. Walzer

Susan L. Walzer

Principal Executive Officer

Attachment